Schedule III - Schedule of Real Estate and Accumulated Depreciation (Notes)	12 Months Ended
Dec. 31, 2013
SEC Schedule III, Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III
SCHEDULE III – SCHEDULE OF REAL ESTATE AND
ACCUMULATED DEPRECIATION
AT DECEMBER 31, 2013
(Dollars in millions)

Description (1)	Encumbrances	Initial Cost	Cost Capitalized Subsequent to Acquisition	Gross Carrying Amount at December 31, 2013 (3)	Accumulated Depreciation	Construction Date	Acquisition Date	Useful Lives
United States - 45,094 displays	—	(2)	(2)	$1,266.6	$(768.0)	Various	Various	5 to 20 years
Canada - 6,054 displays	—	(2)	(2)	348.7	(258.3)	Various	Various	5 to 20 years
Mexico - 4,657 displays	—	(2)	(2)	33.1	(20.5)	Various	Various	5 to 20 years
Argentina - 585 displays	—	(2)	(2)	1.9	(0.6)	Various	Various	5 to 20 years
Brazil - 771 displays	—	(2)	(2)	5.7	(0.9)	Various	Various	5 to 20 years
Uruguay - 156 displays	—	(2)	(2)	2.0	(1.1)	Various	Various	5 to 20 years
Chile - 890 displays	—	(2)	(2)	4.3	(3.3)	Various	Various	5 to 20 years
				$1,662.3	$(1,052.7)
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(1)	No single asset exceeded 5% of the total gross carrying amount at December 31, 2013.

(2)	This information is omitted as it would be impracticable to compile on a site-by-site basis.

(3)	Includes sites under construction.
The following table summarizes the activity for the Company’s real estate assets, which consist of advertising displays, and the related accumulated depreciation.

	2013	2012	2011
Gross real estate assets:
Balance at the beginning of the year	$1,655.9	$1,627.1	$1,607.3
Additions for construction of / improvements to structures	50.6	47.0	43.9
Assets sold or written-off	(14.9)	(32.3)	(8.9)
Foreign exchange	(29.3)	14.1	(15.2)
Balance at the end of the year	$1,662.3	$1,655.9	$1,627.1
Accumulated depreciation:
Balance at the beginning of the year	$990.0	$911.0	$827.1
Depreciation	97.5	98.8	101.3
Foreign exchange	(21.1)	9.9	(10.2)
Assets sold or written-off	(13.7)	(29.7)	(7.2)
Balance at the end of the year	$1,052.7	$990.0	$911.0